Operations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Operations and Principal Activities
Summary of the Company's major subsidiaries and VIE

As of December 31, 2021, the Company’s major subsidiaries, VIEs and VIE’s subsidiary are as follows:

Place and year of
	Incorporation/acquisition	Principal activities
Major Subsidiaries
Zhihu Technology (HK) Limited	Hong Kong, 2011	Investment holding
Zhizhe Sihai (Beijing) Technology Co., Ltd.	PRC, 2012	Technology, business support and consulting service
Beijing Zhihu Network Technology Co., Ltd.	PRC, 2018	Information and marketing service
Shanghai Zhishi Commercial Consulting Co., Ltd.	PRC, 2021	Consulting service
Shanghai Paya Information Technology Co., Ltd.	PRC, 2021	Consulting service
Zhizhe Information Technology Services Chengdu Co., Ltd.	PRC, 2016	Technology, business support in the PRC
Chengdu Zhizhewanjuan Technology Co., Ltd.	PRC, 2017	Information transmission, software and information technology service in the PRC

VIEs
Beijing Zhizhe Tianxia Technology Co., Ltd.	PRC, 2011	Internet service
Shanghai Pinzhi Education Technology Co., Ltd.	PRC, 2021	Vocational training
Shanghai Biban Network Technology Co., Ltd.	PRC, 2021	Vocational training

VIE’s subsidiary
Beijing Leimeng Shengtong Cultural Dvelopment Co., Ltd.	PRC, 2017	Audio-Visual Permit holder in the PRC

Summary of the consolidated financial information of the Group's VIE and its subsidiaries

The following consolidated financial information of the Group’s VIEs and their subsidiaries as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	86,487	59,313
Short-term investments	51,479	434,505
Trade receivables	32,307	58,282
Amounts due from related parties	8,063	7,971
Amounts due from Group companies(a)	6,587	7,742
Prepayments and other current assets	23,352	50,753
Non-current assets:
Property and equipment, net	53	557
Intangible assets, net	21,048	66,186
Goodwill	—	73,663
Right-of-use assets	—	5,878
Other non-current assets	30	243
Total assets	229,406	765,093

Current liabilities
Accounts payable and accrued liabilities	51,321	120,057
Salary and welfare payables	1,537	2,473
Taxes payable	587	2,508
Contract liabilities	76,992	130,420
Amounts due to related parties	4,942	16,303
Amounts due to Group companies	121,377	420,411
Short-term lease liabilities	—	1,613
Other current liabilities	17,103	22,537
Non-current liabilities
Long-term lease liabilities	—	3,689
Deferred tax liabilities	—	14,030
Other non-current liabilities	—	8,439
Total liabilities	273,859	742,480

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Inter-company revenues	438	1,113	196
Third-party revenues	102,157	368,933	766,032
Inter-company cost(a)	(31,928)	(187,993)	(330,486)
Third-party cost	(72,123)	(177,598)	(373,390)
Gross Profit	(1,456)	4,455	62,352
Operating Expenses	(15,005)	(15,561)	(85,017)
Other income	4,749	4,572	4,834
Loss before income tax	(11,712)	(6,534)	(17,831)
Income tax expense	—	(1,049)	(3,435)
Net loss	(11,712)	(7,583)	(21,266)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Purchases of goods and services from Group Companies(a)	(215,200)	(159,651)	(45,579)
Operating activities with external parties	86,219	225,436	432,031
Net cash (used in)/provided by operating activities	(128,981)	65,785	386,452
Purchases of short-term investments	(120,000)	(175,000)	(870,000)
Proceeds of maturities of short-term investments	255,000	165,000	490,000
Other investing activities with external parties	—	—	(33,626)
Net cash provided by/(used in) investing activities	135,000	(10,000)	(413,626)
Net increase/(decrease) in cash and cash equivalents	6,019	55,785	(27,174)
Cash and cash equivalents at beginning of the year	24,683	30,702	86,487
Cash and cash equivalents at end of the year	30,702	86,487	59,313

(a)	VIEs have incurred RMB 31.9 million, RMB 186.1 million, and RMB330.5 million in fees related to services provided by the WFOEs and WFOEs concurrently recognized same amounts as revenues for the years ended December 31, 2019, 2020 and 2021, respectively. In 2019, 2020, and 2021, the total amount of such service fees that VIEs paid to the relevant WFOE under the relevant agreements was RMB215.2 million, RMB159.7 million and RMB45.6 million, respectively. Unsettled balance of such transactions was RMB63.8 million and RMB345.9 million as of December 31, 2020 and 2021, respectively.